Taxes - Reconciliation of Deferred Tax Asset and Liability (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	$ 197,714	$ 182,051
Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	364,796	380,970
Non-capital losses | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	516,947	632,870
Non-capital losses | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	(649)	(10,341)
Derivative contracts | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	20,685	(89,619)
Capital assets | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	(448,180)	(447,463)
Capital assets | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	252,425	279,889
Stock based compensation | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	7,018	6,757
Asset retirement obligations | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	90,941	77,292
Asset retirement obligations | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	112,790	105,147
Unrealized foreign exchange | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	10,333	2,651
Other deferred tax liabilities | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	230	6,275
Other deferred tax assets | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	$ (30)	$ (437)